Business Acquisitions - Schedule of Pro Forma Consolidated Results of Operations (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2025	Jun. 29, 2024	Jun. 28, 2025	Jun. 29, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Pro Forma Consolidated Results of Operations [Line Items]
Gross revenues	$ 4,632	$ 10,975	$ 7,005	$ 16,613	$ 40,650	$ 91,730	$ 5,211
Income before income taxes	$ 203	$ 3,572	$ 134	$ 5,648	$ 10,181	$ 10,785	$ 985